Other Real Estate Owned - Additional Information (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Real Estate [Abstract]
Residential Real Estate Foreclosed Assets	$ 1,256
Mortgage Loans in Process of Foreclosure, Amount	$ 1,896